Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in ‘000s)	Growth in Fully Diluted Book Value per Share(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,910,846	$7,286,491	$993,261	$999,047	$112.96	$166.31	$86,830	16.8%
2022	$2,744,811	$3,050,956	$841,738	$912,266	$80.61	$150.34	$25,342	2.4%
2021	$3,114,210	$2,974,247	$1,173,382	$1,175,567	$77.55	$126.38	$17,578	4.2%
2020	$1,928,110	$1,751,462	$898,007	$625,415	$72.30	$106.61	$3,866	4.2%

Company Selected Measure Name	Growth in Fully Diluted Book Value per Share
Named Executive Officers, Footnote	Simon Burton is the PEO in 2020, 2021, 2022, and 2023. For 2020, the non-PEO NEOs are Laura Accurso, Tim Courtis, Tom Curnock, Neil Greenspan, and Patrick O’Brien. For 2021, the non-PEO NEOs are Laura Accurso, Tom Curnock, Neil Greenspan, and Patrick O’Brien. For 2022, the non-PEO NEOs are Tom Curnock, Neil Greenspan, Patrick O’Brien, and Faramarz Romer. For 2023, the non-PEO NEOs are David Sigmon, Tom Curnock, Neil Greenspan, Patrick O’Brien, and Faramarz Romer.
Peer Group Issuers, Footnote	The peer group shown is the S&P 500 Property & Casualty Insurance Index, which is included in the performance graph of our 10-K filing.
PEO Total Compensation Amount	$ 5,910,846	$ 2,744,811	$ 3,114,210	$ 1,928,110
PEO Actually Paid Compensation Amount	$ 7,286,491	3,050,956	2,974,247	1,751,462
Adjustment To PEO Compensation, Footnote

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Vest Date Fair Value of Equity Awards Granted in the Year that Vest in the Same Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards ($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)	CAP ($)

2023	PEO	5,910,846	(1,600,000)	1,855,025	—	1,110,221	10,400	—	1,375,645	7,286,491
	Other NEOs	993,261	(213,991)	217,364	—	132,246	38,146	(167,980)	5,786	999,047
2022	PEO	2,744,811	(1,600,000)	1,912,023	—	6,123	(12,000)	—	306,145	3,050,956
	Other NEOs	841,738	(322,702)	385,634	—	18,349	(10,752)	—	70,528	912,266
2021	PEO	3,114,210	(1,200,000)	1,024,837	—	(9,600)	44,800	—	(139,963)	2,974,247
	Other NEOs	1,173,382	(270,000)	230,586	—	26,759	14,839	—	2,185	1,175,567
2020	PEO	1,928,110	(487,500)	—	486,052	(112,800)	(62,400)	—	(176,649)	1,751,462
	Other NEOs	898,007	(230,000)	202,874	—	(52,176)	(193,291)	—	(272,592)	625,415

Non-PEO NEO Average Total Compensation Amount	$ 993,261	841,738	1,173,382	898,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 999,047	912,266	1,175,567	625,415
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Vest Date Fair Value of Equity Awards Granted in the Year that Vest in the Same Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards ($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)	CAP ($)

2023	PEO	5,910,846	(1,600,000)	1,855,025	—	1,110,221	10,400	—	1,375,645	7,286,491
	Other NEOs	993,261	(213,991)	217,364	—	132,246	38,146	(167,980)	5,786	999,047
2022	PEO	2,744,811	(1,600,000)	1,912,023	—	6,123	(12,000)	—	306,145	3,050,956
	Other NEOs	841,738	(322,702)	385,634	—	18,349	(10,752)	—	70,528	912,266
2021	PEO	3,114,210	(1,200,000)	1,024,837	—	(9,600)	44,800	—	(139,963)	2,974,247
	Other NEOs	1,173,382	(270,000)	230,586	—	26,759	14,839	—	2,185	1,175,567
2020	PEO	1,928,110	(487,500)	—	486,052	(112,800)	(62,400)	—	(176,649)	1,751,462
	Other NEOs	898,007	(230,000)	202,874	—	(52,176)	(193,291)	—	(272,592)	625,415

Compensation Actually Paid vs. Total Shareholder Return
The charts below show, for the past four years, the relationship of TSR relative to the Peer Group TSR, as well as the relationships between PEO and non-PEO NEO average CAP and (i) TSR and (ii) net income, and (iii) our company-selected measure, Fully Diluted Book Value Per Share.

*For the 2023 CAP reported in these graphs of $7,286,491 to our former CEO, Mr. Burton, this figure includes Mr. Burton’s one-time cash severance payment. This contributed to the 2023 CEO CAP being far higher than the 2020 through 2022 reported amounts.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The charts below show, for the past four years, the relationship of TSR relative to the Peer Group TSR, as well as the relationships between PEO and non-PEO NEO average CAP and (i) TSR and (ii) net income, and (iii) our company-selected measure, Fully Diluted Book Value Per Share.

*For the 2023 CAP reported in these graphs of $7,286,491 to our former CEO, Mr. Burton, this figure includes Mr. Burton’s one-time cash severance payment. This contributed to the 2023 CEO CAP being far higher than the 2020 through 2022 reported amounts.

Tabular List, Table

Most Important Performance Measures
• Growth in Fully Diluted Book Value Per Share • Underwriting Combined Ratio • Adjusted Operating Profit

Total Shareholder Return Amount	$ 112.96	80.61	77.55	72.30
Peer Group Total Shareholder Return Amount	166.31	150.34	126.38	106.61
Net Income (Loss)	$ 86,830,000	$ 25,342,000	$ 17,578,000	$ 3,866,000
Company Selected Measure Amount	0.168	0.024	0.042	0.042
PEO Name	Simon Burton
Additional 402(v) Disclosure	See the chart on the next page for the reconciliation of Summary Compensation Table compensation to Compensation Actually Paid.
Measure:: 1
Pay vs Performance Disclosure
Name	Growth in Fully Diluted Book Value Per Share
Non-GAAP Measure Description	The Company has identified Growth in Fully Diluted Book Value per Share as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2023 to the Company's performance. Fully Diluted Book Value per Share is a non-GAAP measure. Please refer to Annex 1 for definitions of non-GAAP measures. Reconciliation of CAP Calculations
Measure:: 2
Pay vs Performance Disclosure
Name	Underwriting Combined Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,375,645	$ 306,145	$ (139,963)	$ (176,649)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,000)	(1,600,000)	(1,200,000)	(487,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,855,025	1,912,023	1,024,837	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,110,221	6,123	(9,600)	(112,800)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	486,052
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,400	(12,000)	44,800	(62,400)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,786	70,528	2,185	(272,592)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,991)	(322,702)	(270,000)	(230,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,364	385,634	230,586	202,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,246	18,349	26,759	(52,176)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,146	(10,752)	14,839	(193,291)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (167,980)	$ 0	$ 0	$ 0